J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Equity Focus Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated February 13, 2020

to the Summary Prospectuses and Prospectuses

dated November 1, 2019, as supplemented

Effective immediately, the JPMorgan Equity Focus Fund (the “Fund”) will operate as a diversified investment company. Accordingly, all references to the Fund being a “non-diversified” fund in the Fund’s prospectuses and summary prospectuses are hereby deleted. In addition, the changes described below are made to the prospectuses and summary prospectuses.

•

The first sentence of the first paragraph under “What are the Fund’s main investment strategies?” in the Risk/Return Summary and under the “More About the Funds — Additional Information about the Funds’ Investment Strategies — Equity Focus Fund” section shall be deleted and replaced in its entirety with the following sentence: “The Fund is normally managed as a core portfolio, but which has the ability to pro-actively invest more heavily in either growth or value securities depending on market conditions and the convictions of the adviser.”

•

The fourth paragraph under “What are the Fund’s main investment strategies?” in the Risk/Return Summary and under the “More About the Funds — Additional Information about the Funds’ Investment Strategies — Equity Focus Fund” is hereby removed in its entirety.

•

The risk factor entitled “Non-Diversified Fund Risk” under “The Fund’s Main Investment Risks” in the Risk/Return Summary and under the “Investment Risks” in the “More About the Funds” section is hereby deleted in its entirety.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE SUMMARY PROSPECTUSES AND PROSPECTUSES

FOR FUTURE REFERENCE

SUP-EF-220

J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Equity Focus Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated February 13, 2020

to the Statement of Additional Information

dated November 1, 2019, as supplemented

Effective immediately, the JPMorgan Equity Focus Fund (the “Fund”) will operate as a diversified investment company. In connection with this, the Fund’s Statement of Additional Information is modified as noted below:

Subsection (8) to the “Investment Policies — Investment Policies of Funds that Are Series of JPMT I, JPMIT IV, JPMFMFG and JPMMFIT — Investment Policies of the Equity Focus Fund and the Hedged Equity Fund — Fundamental Investment Policies” section is hereby deleted in its entirety and replaced by the following:

(8)	May not make any investment inconsistent with its classification as a diversified investment company under the 1940 Act.

The second sentence of the section titled “Diversification” is hereby deleted in its entirety and replaced by the following:

All of the Funds intend to meet the diversification requirement of the 1940 Act.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

SUP-SAI-EF-220